LEASES (Schedule of rental expense) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Leases [Abstract]
Minimum rental expense	$ 1,750,859	$ 1,899,374	$ 1,726,528
Contingent rental expense	1,034,762	833,641	825,695
Operating leases rent expense minimum and contingent rentals	2,785,621	2,733,015	2,552,223
Sublease rental income	6,901,958	6,750,325	6,341,145
Excess of sublease income over expense	$ 4,116,337	$ 4,017,310	$ 3,788,922